Retirement obligations - Disclosure of Commitments for Retirement Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Obligation [Abstract]
Provisions of retirement benefits at beginning of period	€ 432	€ 323
Cost of services	80	65	€ 65
Interests / discounting costs	15	11
Expense for the period	95	76
Gains related to experience	14	48
Losses related to change in financial assumptions	(33)	(16)
Actuarial gains or losses recognized in other comprehensive income	(19)	33
Provisions of retirement benefits at end of period	€ 507	€ 432	€ 323